September 14, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           WY Funds, File Nos. 333-120624 and 811-21675

Dear Sir/Madam:

On behalf of the WY Funds, a registered investment company (the “Trust”), we submit with this letter, via electronic filing, a preliminary proxy statement on behalf of The Core Fund, a series of the Trust.  The primary purpose of the proxy statement is to solicit shareholder approval of a new management agreement with the Fund’s current investment adviser due to a change of control of the adviser.

If you have any questions, please contact Tanya Goins at (202) 973-2722 or Donald Mendelsohn at (513) 352-6546.

Sincerely,

/s/ Thompson Hine LLP